Quarterly Holdings Report
for

Fidelity Managed Retirement 2010 Fund℠

October 31, 2020

RW30-QTLY-1220
1.858593.114

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 12.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	11,011	$176,286
Fidelity Series Commodity Strategy Fund (a)	45,688	192,805
Fidelity Series Large Cap Growth Index Fund (a)	8,393	115,491
Fidelity Series Large Cap Stock Fund (a)	9,071	125,184
Fidelity Series Large Cap Value Index Fund (a)	20,780	237,933
Fidelity Series Small Cap Opportunities Fund (a)	4,578	59,284
Fidelity Series Value Discovery Fund (a)	6,960	86,163
TOTAL DOMESTIC EQUITY FUNDS
(Cost $987,362)		993,146

International Equity Funds - 15.0%
Fidelity Series Canada Fund (a)	5,135	50,174
Fidelity Series Emerging Markets Fund (a)	6,317	60,959
Fidelity Series Emerging Markets Opportunities Fund (a)	25,419	546,500
Fidelity Series International Growth Fund (a)	7,264	130,821
Fidelity Series International Index Fund (a)	5,639	53,798
Fidelity Series International Small Cap Fund (a)	2,755	48,352
Fidelity Series International Value Fund (a)	15,939	131,493
Fidelity Series Overseas Fund (a)	12,275	130,361
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,049,537)		1,152,458

Bond Funds - 51.6%
Fidelity Series Corporate Bond Fund (a)	56,474	627,431
Fidelity Series Emerging Markets Debt Fund (a)	5,638	50,573
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	531	5,305
Fidelity Series Floating Rate High Income Fund (a)	1,170	10,323
Fidelity Series Government Bond Index Fund (a)	68,694	752,883
Fidelity Series High Income Fund (a)	5,926	53,870
Fidelity Series Inflation-Protected Bond Index Fund (a)	78,148	832,272
Fidelity Series International Credit Fund (a)	572	5,929
Fidelity Series Investment Grade Bond Fund (a)	71,614	838,601
Fidelity Series Investment Grade Securitized Fund (a)	55,138	576,197
Fidelity Series Long-Term Treasury Bond Index Fund (a)	17,579	175,434
Fidelity Series Real Estate Income Fund (a)	3,099	30,862
TOTAL BOND FUNDS
(Cost $3,710,997)		3,959,680

Short-Term Funds - 20.5%
Fidelity Series Government Money Market Fund 0.14% (a)(b)	32,535	32,535
Fidelity Series Short-Term Credit Fund (a)	34,281	350,353
Fidelity Series Treasury Bill Index Fund (a)	118,786	1,189,043
TOTAL SHORT-TERM FUNDS
(Cost $1,562,222)		1,571,931
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,310,118)		7,677,215
NET OTHER ASSETS (LIABILITIES) - 0.0%		(113)
NET ASSETS - 100%		$7,677,102

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Series Blue Chip Growth Fund	$187,832	$51,121	$37,269	$36,809	$3,831	$(29,229)	$176,286
Fidelity Series Canada Fund	52,774	4,111	5,157	--	28	(1,582)	50,174
Fidelity Series Commodity Strategy Fund	197,167	12,215	24,773	824	(4,189)	12,385	192,805
Fidelity Series Corporate Bond Fund	649,552	43,350	45,707	10,692	(176)	(19,588)	627,431
Fidelity Series Emerging Markets Debt Fund	52,451	1,771	2,475	634	(133)	(1,041)	50,573
Fidelity Series Emerging Markets Debt Local Currency Fund	--	5,305	--	--	--	--	5,305
Fidelity Series Emerging Markets Fund	62,004	2,637	6,112	--	(30)	2,460	60,959
Fidelity Series Emerging Markets Opportunities Fund	565,776	28,679	70,954	--	5,420	17,579	546,500
Fidelity Series Floating Rate High Income Fund	10,459	389	599	114	(18)	92	10,323
Fidelity Series Government Bond Index Fund	768,214	61,089	47,842	13,583	(348)	(28,230)	752,883
Fidelity Series Government Money Market Fund 0.14%	53,058	70,130	90,653	25	--	--	32,535
Fidelity Series High Income Fund	55,302	2,088	2,994	713	(63)	(463)	53,870
Fidelity Series Inflation-Protected Bond Index Fund	847,006	28,737	48,402	167	1,095	3,836	832,272
Fidelity Series International Credit Fund	5,896	44	--	44	--	(43)	5,929
Fidelity Series International Growth Fund	139,876	6,262	16,188	--	1,937	(1,066)	130,821
Fidelity Series International Index Fund	57,430	1,780	4,771	--	180	(821)	53,798
Fidelity Series International Small Cap Fund	46,937	1,593	2,412	--	52	2,182	48,352
Fidelity Series International Value Fund	139,434	7,574	11,224	--	(1,369)	(2,922)	131,493
Fidelity Series Investment Grade Bond Fund	857,060	81,311	55,819	37,549	(447)	(43,504)	838,601
Fidelity Series Investment Grade Securitized Fund	579,334	45,128	36,244	12,853	(163)	(11,858)	576,197
Fidelity Series Large Cap Growth Index Fund	128,909	4,637	21,266	--	2,593	618	115,491
Fidelity Series Large Cap Stock Fund	131,752	13,663	15,048	4,688	161	(5,344)	125,184
Fidelity Series Large Cap Value Index Fund	249,520	16,733	29,744	--	591	833	237,933
Fidelity Series Long-Term Treasury Bond Index Fund	182,310	20,723	13,508	860	70	(14,161)	175,434
Fidelity Series Overseas Fund	140,153	6,419	13,477	--	1,043	(3,777)	130,361
Fidelity Series Real Estate Income Fund	31,209	1,448	1,877	591	(55)	137	30,862
Fidelity Series Short-Term Credit Fund	349,334	2,386	--	2,366	--	(1,367)	350,353
Fidelity Series Small Cap Opportunities Fund	62,936	2,733	7,995	364	443	1,167	59,284
Fidelity Series Treasury Bill Index Fund	1,188,717	326	--	325	--	--	1,189,043
Fidelity Series Value Discovery Fund	89,027	5,160	10,692	--	(232)	2,900	86,163
Total	$7,881,429	$529,542	$623,202	$123,201	$10,221	$(120,807)	$7,677,215

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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